Investment Objectives and Goals - Global X Funds	Apr. 01, 2025
Global X CleanTech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X CleanTech ETF
Global X Genomics & Biotechnology ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Genomics & Biotechnology ETF
Global X HealthTech ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X HealthTech ETF
Global X AgTech & Food Innovation ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X AgTech & Food Innovation ETF